ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination

Cash used in investing activities was determined as follows:

Cash consideration	$146,438
Less: cash acquired	(9,923)
$136,515

The allocation of the purchase price at fair value is as follows:

Purchase price allocation
Cash	$9,923
Other current assets	18,945
Property, plant and equipment	1,588
Right-of-use assets	11,562
Intangible assets with a definite life
Technology	10,200
Customer relationships	44,700
Other	1,694
Intangible assets with an indefinite life
Brands	12,200
Current liabilities	(17,745)
Other long-term liabilities	(10,438)
Deferred tax liability	(15,160)
Net identifiable assets	$67,469
Residual purchase price allocated to goodwill	78,969
Purchase consideration	$146,438

Cash used in investing activities was determined as follows:

Cash consideration	$45,064
Less: cash acquired	(2,190)
$42,874

The allocation of the purchase price at fair value is as follows:

Purchase price allocation
Cash	$2,190
Other current assets	17,645
Property, plant and equipment	18,014
Right-of-use assets	3,204
Intangible assets with a definite life
Customer relationships	1,043
Other	297
Intangible assets with an indefinite life
Brands	4,841
Current liabilities	(5,455)
Other long-term liabilities	(3,204)
Net identifiable assets	$38,575
Residual purchase price allocated to goodwill	6,489
Purchase consideration	$45,064

Cash used in investing activities for the four prior year acquisitions was determined as follows:

Cash consideration	$291,012
Less: cash acquired	(14,423)
$276,589

The allocation of the purchase price at fair value for the four acquisitions was as follows:

Purchase price allocation
Cash	$14,423
Other current assets	52,402
Property, plant and equipment	17,713
Right-of-use assets	5,110
Intangible assets with a definite life
Technology	47,991
Brands	2,053
Customer relationships	57,166
Other	2,713
Intangible assets with an indefinite life
Brands	26,700
Current liabilities	(28,891)
Other long-term liabilities	(6,025)
Deferred tax liability	(10,649)
Net identifiable assets	$180,706
Residual purchase price allocated to goodwill	110,306
Purchase consideration	$291,012